Material accounting policies	12 Months Ended
Dec. 31, 2025
Material accounting policies
Material accounting policies

3.Material accounting policies

a)	Cash and cash equivalents

Cash and cash equivalents consist of cash and guaranteed investment certificates held in banks. Interest from cash and cash equivalents are recorded on an accrual basis.

b)	Research and development costs

Expenditures on research and development activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred.

Research and development expenses include all direct and indirect operating expenses supporting the products in development and clinical trials. The Company outsources a significant portion of its research and development activities to third-party contract service providers. Third-party costs include those related to preclinical research, clinical trial activities and product manufacturing. Clinical trial activities expenses include investigator fees, clinical site costs, contract research organization fees and other related costs. The amount of expense recognized in a period for third-party contract service providers is based on the work performed using the accrual basis of accounting. The Company’s third-party contract service organizations provide information of services performed to allow the Company to determine the appropriate accrual at period end.

c)	Intangible assets

The Company has acquired certain intellectual property licenses. The Company expenses patent costs, including license fees, annual minimum royalties, and other maintenance costs, until such time as the Company has certainty over the future recoverability of the intellectual property at which time it capitalizes the costs incurred. The Company will capitalize costs directly related to the acquisition of licensed patents. The Company does not hold any intangible asset with an indefinite life.

3.Material accounting policies cont’d

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization method and amortization period of an intangible asset with a finite life is reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in research and development expenses.

Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets from the date they are available for use.

d)	Government assistance

Government assistance, including grants and investment tax credits are recorded as a reduction of the related expense or cost of the asset acquired. Government grants are recognized when there is reasonable assurance that the Company has met the requirements of the approved grant program and there is reasonable assurance that the grant will be received. Government assistance, grant funding and investment tax credits related to current expenditures are included in the determination of profit or loss as the expenditures are incurred when there is reasonable assurance they will be realized.

e)	Income taxes

Current tax and deferred tax are recognized in the Company’s profit or loss, except to the extent that it relates to a business combination or items recognized directly in equity.

Current income taxes are recognized for the estimated taxes payable or receivable on taxable income or loss for the current year and any adjustment to income taxes payable in respect of previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the period end date.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability differs from its tax base, except for taxable temporary differences arising on the initial recognition of goodwill and temporary differences arising on the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting nor taxable profit or loss.

Recognition of deferred tax assets for unused tax losses, tax credits and deductible temporary differences is restricted to those instances where it is probable that future taxable profit will be available against which the deferred tax assets can be utilized. At the end of each reporting period, the Company reassesses unrecognized deferred tax assets. The Company recognizes a previously unrecognized deferred tax asset to the extent that it has been deemed probable that future taxable profit will allow the deferred tax asset to be recovered.

f)	Basic and diluted loss per Common Share

Basic loss per share is computed by dividing the loss available to Common Shareholders by the weighted average number of Common Shares outstanding during the year. The computation of diluted earnings per share assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on earnings per share. The dilutive effect of convertible securities is reflected in diluted earnings per share by application of the “if converted” method. The dilutive effect of outstanding options and warrants and their equivalents is reflected in diluted earnings per share by application of the “treasury stock method”.

3.Material accounting policies cont’d

g)	Property and equipment

Property and equipment are recorded at cost net of accumulated depreciation. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in profit or loss.

Depreciation is recognized using the straight-line method based on an expected life of the assets.

Computer equipment	2 years
Network equipment and setup	4 years
Fixtures and fittings	7 years
Right-of-use asset	over the term of the lease

Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for indications of impairment each reporting period. If an indication of impairment exists, the asset’s recoverable amount is estimated.

An impairment loss is recognized when the carrying value of an asset, or its cash-generating unit, exceeds its recoverable amount. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of cash inflows from other assets or groups of assets. For the purpose of impairment testing, the Company determined it has one cash-generating unit. The recoverable amount is the greater of the cash generating unit’s fair value less cost to sell and value in use.

h)	Stock-based compensation and retention securities

The Company has a stock-based compensation plan (the “Plan”) available to officers, directors, employees and consultants with grants under the Plan approved by the Company’s Board of Directors. The number of options available to be granted under the Plan is fixed at an amount approved by shareholders at the Company’s annual general meeting. Under the Plan, the exercise price of each option is determined by the Board of Directors. Vesting is provided for at the discretion of the Board of Directors and the expiration of options is to be no greater than 10 years from the date of grant.

Retention securities which have been granted outside of the Plan, as an inducement grant, pursuant to Section 6.4 of TSX-V Policy 4.4 – Security Based Compensation (“Policy 4.4”) are also subject to board approval and determination of exercise price and vesting.

The Company uses the fair value-based method of accounting for officers, directors and employee awards granted under the Plan and for the retention securities. The Company calculates the fair value of each grant using the Black-Scholes option pricing model at the grant date. The stock-based compensation cost of the option or retention security is recognized as stock-based compensation expense over the relevant vesting period of the stock option or retention security using an estimate of the number of options or retention securities that will eventually vest.

Stock options awarded to non-employees are accounted for at the fair value of the goods received or expected to be received or the services rendered or expected to be rendered. The fair value is measured at the date the Company obtains the goods or the date the counterparty renders the service. If the fair value of the goods or services cannot be reliably measured, the fair value of the options granted will be used.

3.Material accounting policies cont’d

i)	Financial instruments

Financial assets

The Company’s financial assets are comprised of cash and accounts receivable. All financial assets are initially recorded at fair value plus directly attributable transaction costs except for those classified as fair value through profit or loss where transaction costs are expensed. Financial assets are designated upon inception into one of three categories: fair value through profit or loss (“FVTPL”); fair value through other comprehensive income (“FVOCI”); or amortized cost.

Subsequent to initial recognition, the financial assets are measured in accordance with the following:

●	FVTPL: Financial instruments or assets that do not meet the criteria for amortized cost or FVOCI are measured at FVTPL. A gain or loss on a financial instrument that is subsequently measured at FVTPL and is not part of a hedging relationship is recognized in profit or loss and presented net in profit or loss in the period in which it arises. The Company has classified its cash and cash equivalents as fair value through profit or loss.
●	Amortized cost: Financial assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Finance income from these financial instruments is recorded in net income (loss) using the effective interest rate method. Deposits and accounts receivable are classified as amortized cost.
●	FVOCI: Financial instruments that are held for collection of contractual cash flows and for selling the financial instruments, where the financial instruments’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses, which are recognized in net loss. When the financial instrument is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to net income (loss) except for equity investments classified as FVOCI. The Company currently has no assets that are measured under FVOCI.

Impairment of financial assets

An expected credit loss (“ECL”) model applies to financial assets measured at amortized cost and contract assets, but not to investments in equity instruments. The ECL model requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period. In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized. The Company’s financial assets measured at amortized cost are subject to the ECL model.

Financial liabilities

Financial liabilities are initially measured at fair value and are subsequently measured at amortized cost or FVTPL. Our financial liabilities include accounts payable and accrued liabilities and warrant derivative. The classification and measurement of accounts payable and accrued liabilities are at amortized cost. The classification and measurement of warrant derivative is at FVTPL.

3.Material accounting policies cont’d

j)	Warrants issued in equity financing transactions

The Company engages in equity financing transactions to obtain the funds necessary to continue operations and to explore and evaluate additional product development opportunities. These equity financing transactions may involve issuance of Common Shares together with warrants. Depending on the terms and conditions of each of the equity financing transactions, the warrants are exercisable into additional Common Shares at a price prior to expiry as stipulated in the transaction. Warrants issued in the Company’s functional currency, are assigned a value based on the residual value, if any, and included in reserves.

Warrants that are issued as payment for agency or finders’ fees or other transaction costs are accounted for as share-based payments.

Warrants issued in foreign currencies are classified as derivative liabilities. Upon exercise, in exchange for a fixed amount of Common Shares, the expected cash receivable is variable due to changes in foreign exchange rates. The Company measures derivative financial liabilities at fair value through profit or loss at initial recognition and in subsequent reporting periods. Fair value gains or losses are recognized in unrealized loss (gain) on warrant derivative on the consolidated statements of loss and comprehensive loss. The fair value of foreign currency share purchase warrants is determined using the quoted market price of the Common Shares on the valuation date, which is a Level 1 input. Transaction costs, which are directly attributable to the offering, are allocated between equity that is classified as equity financing transaction costs and liabilities that are expensed in the period incurred.

k)	Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are assessed by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount on provisions is recognized in finance costs. A provision for onerous contracts is recognized when the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract.

l)	New accounting standards and interpretations

The International Accounting Standards Board (IASB) issued IFRS 18, “Presentation and Disclosure in Financial Statements,” in April 2024. This standard aims to enhance the clarity and consistency of financial statements by requiring entities to present and disclose information in a specific manner. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027. As of the date of this report, the Company has not adopted IFRS 18. The Company is currently evaluating the potential impact of this standard on its financial statements and disclosures.